Annual Total Returns [BarChart] - Voya Target Retirement 2055 Fund - Class I	Sep. 30, 2021
Bar Chart Table:
2011
2012
2013	23.66%
2014	6.25%
2015	(0.96%)
2016	7.37%
2017	21.18%
2018	(9.33%)
2019	25.27%
2020	17.52%